Risk and Capital Management (Details 10) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets	R$ 2,172,726	R$ 1,915,573
Amortized cost	1,586,992	1,375,782
Central Bank compulsory deposits	115,748	110,392
Interbank deposits	59,592	69,942
Securities purchased under agreements to resell	221,779	169,718
Loan and lease operations	909,422	822,590
At Fair Value Through Other Comprehensive Income	121,052	105,622
At Fair Value Through Profit or Loss	464,682	434,169
Derivatives	78,208	69,045
Other financial assets	111,823	96,473
Financial liabilities	1,836,690	1,621,786
Deposits	871,438	850,372
Securities sold under repurchase agreements	293,440	252,848
Interbank market debts	294,587	177,145
Derivatives	76,861	63,204
Structured notes	64	114
Other financial liabilities	583	161
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	166,651	134,106
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	2,096,395	1,840,404
Central Bank compulsory deposits	102,600	92,580
At Fair Value Through Other Comprehensive Income	121,052	105,622
Financial liabilities	1,669,671	1,485,727
Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	1,592,163	1,422,248
Deposits	871,438	850,372
Securities sold under repurchase agreements	293,440	252,848
Interbank market debts	294,587	177,145
Institutional market debts	129,382	138,636
Premium bonds plans	3,316	3,247
Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [Member]
IfrsStatementLineItems [Line Items]
At Fair Value Through Profit or Loss	77,508	63,479
Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	76,861	63,204
Structured notes	64	114
Other financial liabilities	583	161
Difference asset/ liability (2)	426,724	354,677
Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	1,510,661	1,300,613
Interbank deposits	59,586	69,934
Securities purchased under agreements to resell	221,776	169,711
Securities	217,277	145,798
Loan and lease operations	909,422	822,590
Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	385,099	364,967
At Fair Value Through Profit or Loss	464,682	434,169
Derivatives	78,208	69,045
Other financial assets	1,375	157
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Derivatives	22,572	15,492
Not later than one month [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	604,311	457,279
Central Bank compulsory deposits	102,600	92,580
At Fair Value Through Other Comprehensive Income	35,573	10,420
Financial liabilities	651,532	660,751
Cumulative difference	R$ (47,221)	R$ (203,472)
Ratio of cumulative difference to total interest-bearing assets	(2.30%)	(11.10%)
Not later than one month [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 643,530	R$ 653,598
Deposits	360,548	402,930
Securities sold under repurchase agreements	264,284	239,843
Interbank market debts	12,918	9,976
Institutional market debts	5,379	439
Premium bonds plans	401	410
Not later than one month [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [Member]
IfrsStatementLineItems [Line Items]
At Fair Value Through Profit or Loss	8,002	7,153
Not later than one month [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	8,002	7,153
Difference asset/ liability (2)	(47,221)	(203,472)
Not later than one month [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	464,682	395,256
Interbank deposits	40,782	51,138
Securities purchased under agreements to resell	177,458	142,405
Securities	15,933	4,427
Loan and lease operations	127,909	104,706
Not later than one month [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	81,484	36,111
At Fair Value Through Profit or Loss	104,056	51,603
Derivatives	22,572	15,492
Later than one month and not later than six months [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	374,530	294,051
At Fair Value Through Other Comprehensive Income	13,223	9,286
Financial liabilities	177,388	127,205
Cumulative difference	R$ 149,921	R$ (36,626)
Ratio of cumulative difference to total interest-bearing assets	7.20%	(2.00%)
Later than one month and not later than six months [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 160,422	R$ 110,994
Deposits	75,395	52,259
Securities sold under repurchase agreements	5,698	2,627
Interbank market debts	67,034	46,610
Institutional market debts	11,800	9,045
Premium bonds plans	495	453
Later than one month and not later than six months [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [Member]
IfrsStatementLineItems [Line Items]
At Fair Value Through Profit or Loss	16,966	16,211
Later than one month and not later than six months [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	16,950	16,174
Structured notes	1
Other financial liabilities	15	37
Difference asset/ liability (2)	197,142	166,846
Later than one month and not later than six months [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	314,721	258,580
Interbank deposits	8,207	7,050
Securities purchased under agreements to resell	44,221	26,532
Securities	19,075	12,884
Loan and lease operations	243,218	212,114
Later than one month and not later than six months [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	39,344	13,872
At Fair Value Through Profit or Loss	46,586	26,185
Derivatives	7,215	12,292
Other financial assets	27	21
Later than six months and not later than one year [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	208,849	193,279
At Fair Value Through Other Comprehensive Income	6,609	6,722
Financial liabilities	142,668	107,515
Cumulative difference	R$ 216,102	R$ 49,138
Ratio of cumulative difference to total interest-bearing assets	10.30%	2.70%
Later than six months and not later than one year [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 125,266	R$ 99,753
Deposits	62,860	38,563
Securities sold under repurchase agreements	816	725
Interbank market debts	57,476	41,520
Institutional market debts	3,552	18,422
Premium bonds plans	562	523
Later than six months and not later than one year [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [Member]
IfrsStatementLineItems [Line Items]
At Fair Value Through Profit or Loss	17,402	7,762
Later than six months and not later than one year [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	17,164	7,625
Structured notes	1	16
Other financial liabilities	237	121
Difference asset/ liability (2)	66,181	85,764
Later than six months and not later than one year [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	167,134	152,270
Interbank deposits	7,683	5,861
Securities purchased under agreements to resell	47
Securities	26,632	27,858
Loan and lease operations	132,772	118,551
Later than six months and not later than one year [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	26,454	28,532
At Fair Value Through Profit or Loss	35,106	34,287
Derivatives	8,362	5,632
Other financial assets	290	123
Later than one year and not later than five years [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	633,741	642,495
At Fair Value Through Other Comprehensive Income	47,249	63,256
Financial liabilities	585,754	361,399
Cumulative difference	R$ 264,089	R$ 330,234
Ratio of cumulative difference to total interest-bearing assets	12.60%	17.90%
Later than one year and not later than five years [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 563,338	R$ 340,944
Deposits	360,225	220,822
Securities sold under repurchase agreements	16,223	5,659
Interbank market debts	148,390	69,043
Institutional market debts	36,642	43,559
Premium bonds plans	1,858	1,861
Later than one year and not later than five years [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [Member]
IfrsStatementLineItems [Line Items]
At Fair Value Through Profit or Loss	22,416	20,455
Later than one year and not later than five years [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	22,278	20,404
Structured notes	18	48
Other financial liabilities	120	3
Difference asset/ liability (2)	47,987	281,096
Later than one year and not later than five years [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	392,172	345,538
Interbank deposits	2,800	5,669
Securities purchased under agreements to resell		403
Securities	107,906	69,965
Loan and lease operations	281,466	269,501
Later than one year and not later than five years [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	169,113	212,911
At Fair Value Through Profit or Loss	194,320	233,701
Derivatives	24,834	20,777
Other financial assets	373	13
Later than five years [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	274,964	253,300
At Fair Value Through Other Comprehensive Income	18,398	15,938
Financial liabilities	112,329	228,857
Cumulative difference	R$ 426,724	R$ 354,677
Ratio of cumulative difference to total interest-bearing assets	20.40%	19.30%
Later than five years [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 99,607	R$ 216,959
Deposits	12,410	135,798
Securities sold under repurchase agreements	6,419	3,994
Interbank market debts	8,769	9,996
Institutional market debts	72,009	67,171
Later than five years [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [Member]
IfrsStatementLineItems [Line Items]
At Fair Value Through Profit or Loss	12,722	11,898
Later than five years [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	12,467	11,848
Structured notes	44	50
Other financial liabilities	211
Difference asset/ liability (2)	162,635	24,443
Later than five years [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	171,952	148,969
Interbank deposits	114	216
Securities purchased under agreements to resell	50	371
Securities	47,731	30,664
Loan and lease operations	124,057	117,718
Later than five years [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	68,704	73,541
At Fair Value Through Profit or Loss	84,614	88,393
Derivatives	15,225	R$ 14,852
Other financial assets	R$ 685